Stock based compensation (Details 2) (Warrant [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)		Dec. 31, 2011 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Warrants Outstanding	4,100,000		4,100,000	900,000		900,000	750,000		750,000
Warrants granted	200,000		200,000	3,300,000		3,300,000	300,000		300,000
Warrants reintegrated				100,000		100,000
Warrants exercised	50,000		50,000
Warrants cancelled	200,000		200,000	200,000		200,000	150,000		150,000
Balance, Warrants Outstanding	4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000
Balance, Weighted Average Exercise Price	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85	$ 7.82	[1]	€ 5.50
Warrants granted, Weighted Average Exercise Price	$ 6.14	[1]	€ 4.58	$ 8.63	[1]	€ 6.61	$ 5.03	[1]	€ 3.54
Warrants reintegrated, Weighted Average Exercise Price				$ 6.65	[1]	€ 4.97
Warrants cancelled, Weighted Average Exercise Price	$ 6.29	[1]	€ 4.50	$ 10.20	[1]	€ 6.57	$ 6.94	[1]	€ 4.98
Warrants exercised, Weighted Average Exercise Price	$ 6.29	[1]	€ 4.50
Balance, Weighted Average Exercise Price	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85

[1]	Historical exchange rate at date of grant